UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on December 31, 2001.

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ X ]; Amendment Number:     3
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


/S/ Henry H. Hopkins        Baltimore, Maryland         February 20, 2002
              [Signature]            [City, State]           [Date]


Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: 240,728

List of Other Included Managers: NONE












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

                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
AMERICAN EXPRESS COMPANY       COMM STK         025816109    16066   389000 SH       SOLE           83200        0   305800
CIENA CORP                     COMM STK         171779101    45308  1084418 SH       SOLE          363818        0   720600
CONCORD EFS INC                COMM STK         206197105    23321   577600 SH       SOLE          341600        0   236000
MAXIM INTEGRATED               COMM STK         57772K101    33879   814500 SH       SOLE          261200        0   553300
CHARLES SCHWAB CORP NEW        COMM STK         808513105     9534   618300 SH       SOLE          222600        0   395700
TECHNITROL INC                 COMM STK         878555101     5177   208000 SH       SOLE           80500        0   127500
TROPICAL SPORTSWARE INTL       COMM STK         89708P102      599    32500 SH       SOLE               0        0    32500
VERISIGN INC                   COMM STK         92343E102   106844  3017650 SH       SOLE         1557500        0  1460150

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